Leases - Lease of Low-value Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Interest expenses attributable to lease liabilities	kr 388	kr 307
Expenses attributable to short-term lease	731	265
Expenses attributable to leasing agreements with low value	103	96
Expenses attributable to variable lease payments that are not included in lease liabilities	344	187
This year's lease payments in the Group	kr 4,930	kr 2,343